2. Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash collections applied to the principal of loans	$ 252,810,438	$ 226,770,538
Cash collections applied to the principal of loans, percentage of net receivbles	67.75%	65.67%
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 0
Ratio of bankrupt accounts to total principal loan balances	2.64%	2.78%